Stockholders' Equity (Details Textual 2) - shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Series D-1 Preferred Stock [Member]
Preferred Stock, Shares Authorized	10,000,000	10,000,000	6,000,000
Series D-2 Preferred Stock [Member]
Preferred Stock, Shares Authorized	10,000,000	10,000,000	9,000,000